EQUITY (Details 4) - Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value at the date of grant	$ 17.09	$ 16.05	$ 7.28
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.93%	0.75%	0.70%
Expected option term (in years)	3 years 3 months 11 days	2 years 1 month 28 days	3 years 9 months 26 days
Expected price volatility	40.00%	35.00%	36.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.57%	2.01%	2.17%
Expected option term (in years)	6 years 8 months 1 day	6 years 11 months 12 days	7 years 3 months 7 days
Expected price volatility	44.00%	53.00%	55.00%